UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia High Yield Fund, Variable Series

		Par ($)(a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 89.3%
BASIC MATERIALS — 8.2%
Chemicals — 1.3%
MacDermid, Inc.
	9.500% 04/15/17(c)	215,000	74,175
Mosaic Co.
	7.375% 12/01/14(c)	645,000	632,100
	7.625% 12/01/16(c)	775,000	759,500
NOVA Chemicals Corp.
	5.720% 11/15/13(d)	525,000	393,750
Chemicals Total			1,859,525
Forest Products & Paper — 4.5%
Bowater, Inc.
	9.375% 12/15/21	1,935,000	174,150
	9.500% 10/15/12	10,000	900
Domtar Corp.
	7.875% 10/15/11	1,115,000	903,150
Georgia-Pacific Corp.
	7.000% 01/15/15(c)	1,735,000	1,622,225
	7.250% 06/01/28	130,000	90,350
	7.375% 12/01/25	155,000	111,600
	7.750% 11/15/29	280,000	207,200
	8.000% 01/15/24	2,106,000	1,674,270
	8.875% 05/15/31	335,000	268,000
Norske Skog
	8.625% 06/15/11	1,245,000	569,587
Smurfit Capital Funding PLC
	7.500% 11/20/25	1,873,000	1,058,245
Forest Products & Paper Total			6,679,677
Chemicals Diversified — 1.3%
EquiStar Chemicals LP
	7.550% 02/15/26(b)	250,000	25,000
INVISTA
	9.250% 05/01/12(c)	1,840,000	1,646,800
Millennium America, Inc.
	7.625% 11/15/26(b)	205,000	2,050
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12(e)	1,505,000	199,413
Chemicals Diversified Total			1,873,263

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 0.0%
UCAR Finance, Inc.
	10.250% 02/15/12	11,000	9,955
Iron/Steel Total			9,955
Metals & Mining — 1.1%
Allegheny Ludlum Corp.
	6.950% 12/15/25	300,000	236,089
Allegheny Technologies, Inc.
	8.375% 12/15/11	690,000	671,732
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	800,000	748,000
Metals & Mining Total			1,655,821
BASIC MATERIALS TOTAL			12,078,241
COMMUNICATIONS — 14.4%
Advertising — 0.5%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	385,000	242,550
	7.250% 08/15/11	650,000	537,875
Advertising Total			780,425
Media — 5.2%
CanWest MediaWorks LP
	9.250% 08/01/15(c)	710,000	49,700
CW Media Holdings, Inc.
	PIK,
	13.500% 08/15/15(c)	309,029	125,929
Charter Communications Operating LLC / Charter Communications Operating Capital
	8.000% 04/30/12(c)	1,235,000	1,130,025
Charter Term Loan Incremental Term Loan
	1.000% 03/06/14(f)	590,000	481,096
CSC Holdings, Inc.
	8.500% 04/15/14(c)	300,000	295,500
	8.500% 06/15/15(c)	300,000	293,250
Houghton Mifflin Co.
	7.200% 03/15/11	325,000	279,094
ION Media Networks, Inc.
	4.344% 01/15/12(c)(d)	505,000	85,850
	PIK,
	10.070% 01/15/13(c)(d)	407,812	3,670
Lamar Media Corp.
	7.250% 01/01/13	900,000	775,125

		Par ($)(a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
LBI Media, Inc.
	8.500% 08/01/17(c)	680,000		183,600
Local Insight Regatta Holdings, Inc.
	11.000% 12/01/17	325,000		75,563
Rainbow National Services LLC
	10.375% 09/01/14(c)	1,675,000		1,708,500
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	365,000	307,141
Sun Media Corp.
	7.625% 02/15/13	275,000		156,750
Videotron Ltee
	6.375% 12/15/15	1,475,000		1,336,719
	6.875% 01/15/14	325,000		307,125
Ziff Davis Media, Inc.
	05/01/12(d)(g)(j)	280,000		14,308
	13.500% 07/15/11(d)(g)	72,484		43,490
Media Total				7,652,435
Publishing & Advertising — 0.0%
Morris Publishing Group LLC
	7.000% 08/01/13(e)	1,465,000		67,756
Publishing & Advertising Total				67,756
Telecommunication Services — 8.7%
Centennial Cellular Operating Co./Centennial Communications Corp.
	8.125% 02/01/14	30,000		30,900
	10.125% 06/15/13	1,050,000		1,086,750
Colo.Com, Inc.
	13.875% 03/15/10(b)(c)(g)(h)	103,096		—
GCI, Inc.
	7.250% 02/15/14	945,000		826,875
Inmarsat Finance II PLC
	10.375% 11/15/12	460,000		471,500
Intelsat Subsidiary Holding Co., Ltd.
	8.500% 01/15/13(c)	580,000		546,650
	8.875% 01/15/15(c)	880,000		816,200
Loral Cyberstar, Inc.
	10.000% 07/15/06(g)(h)	81,000		—
Lucent Technologies, Inc.
	6.450% 03/15/29	4,830,000		1,835,400
	6.500% 01/15/28	80,000		30,400

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Millicom International Cellular SA
	10.000% 12/01/13	655,000	640,263
Nortel Networks Ltd.
	10.750% 07/15/16(b)	1,105,000	209,950
	10.750% 07/15/16(b)(c)	690,000	124,200
PAETEC Holding Corp.
	9.500% 07/15/15	30,000	21,000
Qwest Communications International, Inc.
	7.250% 02/15/11	1,395,000	1,346,175
Qwest Corp.
	7.200% 11/10/26	2,885,000	1,961,800
	7.250% 09/15/25	220,000	145,200
	8.875% 03/15/12	2,305,000	2,276,187
Sprint Nextel Corp.
	6.000% 12/01/16	615,000	439,725
Telecommunication Services Total			12,809,175
COMMUNICATIONS TOTAL			21,309,791
CONSUMER CYCLICAL — 8.1%
Airlines — 0.1%
Delta Air Lines, Inc.
	1.000% 12/27/15(j)	215,000	1,312
	2.875% 02/06/24(j)	470,000	2,820
	2.875% 02/18/49(j)	275,000	1,650
	8.000% 06/03/23(j)	280,000	1,680
	8.300% 12/15/29(j)	40,000	244
	9.250% 03/15/49(j)	280,000	1,708
	9.750% 05/15/49(j)	1,535,000	9,363
	10.000% 08/15/49(j)	285,000	1,738
	10.125% 05/15/49(j)	1,705,000	10,400
	10.375% 12/15/22(j)	275,000	1,677
	10.375% 02/01/49(j)	470,000	2,867
Northwest Airlines, Inc.
	7.625% 11/15/23(j)	500,000	1,250
	7.875% 03/15/13(j)	944,300	2,361
	8.700% 03/15/49(j)	35,000	88
	8.875% 06/01/49(j)	405,100	1,013
	10.000% 02/01/49(j)	2,035,600	5,089
Airlines Total			45,260

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Apparel — 0.4%
Unifi, Inc.
	11.500% 05/15/14	1,300,000	630,500
Apparel Total			630,500
Auto Manufacturers — 0.2%
Ford Motor Co.
	7.450% 07/16/31	955,000	303,213
Auto Manufacturers Total			303,213
Auto Parts & Equipment — 0.6%
Collins & Aikman Products Co.
	12.875% 08/15/12(b)(c)(g)	620,000	62
Goodyear Tire & Rubber Co.
	6.318% 12/01/09(d)	135,000	128,925
	8.625% 12/01/11	462,000	383,460
Lear Corp.
	8.750% 12/01/16	845,000	173,225
Tenneco Automotive, Inc.
	8.625% 11/15/14	800,000	148,000
	10.250% 07/15/13	62,000	32,860
Auto Parts & Equipment Total			866,532
Distribution/Wholesale — 0.3%
ACE Hardware Corp.
	9.125% 06/01/16(c)	595,000	487,900
Distribution/Wholesale Total			487,900
Entertainment — 0.3%
Seminole Hard Rock Entertainment, Inc.
	3.820% 03/15/14(c)(d)	760,000	395,200
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(g)	43,180	25,908
Entertainment Total			421,108
Gaming — 3.2%
Boyd Gaming Corp.
	7.750% 12/15/12	1,285,000	1,034,425
Chukchansi Economic Development Authority
	8.000% 11/15/13(c)	430,000	93,525
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(c)	720,000	475,200
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	631,000	372,290
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,435,000	850,237

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Gaming — (continued)
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	250,000	107,500
	6.375% 07/15/09	375,000	307,500
MTR Gaming Group, Inc.
	9.000% 06/01/12	325,000	156,000
	9.750% 04/01/10	105,000	78,750
Penn National Gaming, Inc.
	6.750% 03/01/15	505,000	429,250
	6.875% 12/01/11	305,000	293,563
Pinnacle Entertainment, Inc.
	8.750% 10/01/13	635,000	558,800
San Pasqual Casino
	8.000% 09/15/13(c)	40,000	29,700
Gaming Total			4,786,740
Housewares — 0.3%
Libbey Glass, Inc.
	9.568% 06/01/11(d)	985,000	443,250
Housewares Total			443,250
Leisure Time — 0.5%
Town Sports International, Inc.
	2.375% 02/27/14(d)(i)	592,900	296,450
	11.000% 02/01/14	839,000	436,280
Leisure Time Total			732,730
Lodging — 1.3%
Host Hotels & Resorts LP
	3.250% 04/15/24(c)	770,000	698,775
	7.000% 08/15/12	750,000	633,750
Gaylord Entertainment Co.
	8.000% 11/15/13	425,000	280,500
ITT Corp.
	7.375% 11/15/15	420,000	296,100
Lodging Total			1,909,125
Restaurants — 0.1%
Wendy’s International, Inc.
	6.250% 11/15/11	160,000	145,600
Restaurants Total			145,600
Retail — 0.8%
Harry & David Holdings, Inc.
	9.000% 03/01/13	150,000	32,250

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Rite Aid Corp.
	7.500% 03/01/17	110,000	56,650
	8.625% 03/01/15	1,825,000	410,625
	9.500% 06/15/17	10,000	2,300
Susser Holdings LLC
	10.625% 12/15/13	510,000	494,700
Toys R Us, Inc.
	7.625% 08/01/11	385,000	154,481
Retail Total			1,151,006
CONSUMER CYCLICAL TOTAL			11,922,964
CONSUMER NON-CYCLICAL — 10.1%
Argriculture — 0.7%
Reynolds American, Inc.
	7.625% 06/01/16	615,000	544,497
	7.750% 06/01/18	620,000	546,205
Argriculture Total			1,090,702
Beverages — 0.5%
Constellation Brands, Inc.
	7.250% 05/15/17	785,000	745,750
Beverages Total			745,750
Commercial Services — 2.4%
Cardtronics, Inc.
	9.250% 08/15/13	160,000	102,400
Expedia, Inc.
	7.456% 08/15/18	840,000	705,600
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(c)	1,435,000	1,155,175
KAR Holdings, Inc.
	8.750% 05/01/14	65,000	34,450
	10.000% 05/01/15	1,330,000	578,550
Language Line Holdings, Inc.
	11.125% 06/15/12	980,000	904,050
Commercial Services Total			3,480,225
Consumer Products — 1.0%
ACCO Brands Corp.
	7.625% 08/15/15	370,000	74,000
Jarden Corp.
	7.500% 05/01/17	320,000	257,600
NBTY, Inc.
	7.125% 10/01/15	595,000	484,925

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Consumer Products — (continued)
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(c)	895,000	595,175
Consumer Products Total			1,411,700
Food — 0.7%
ASG Consolidated LLC/ASG Finance, Inc.
	11.500% 11/01/11	680,000	567,800
Stater Brothers Holdings
	7.750% 04/15/15	185,000	177,600
Tyson Foods, Inc.
	7.850% 04/01/16	360,000	310,139
Food Total			1,055,539
Healthcare Products — 3.9%
Biomet, Inc.
	10.000% 10/15/17	535,000	529,650
	11.625% 10/15/17	570,000	503,025
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	1,115,000	827,887
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	995,000	995,000
Invacare Corp.
	9.750% 02/15/15	610,000	587,125
Phibro Animal Health Corp.
	10.000% 08/01/13(c)	910,000	728,000
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	945,000	581,175
Universal Hospital Services, Inc.
	5.943% 06/01/15(d)	380,000	275,500
	PIK,
	8.500% 06/01/15	495,000	440,550
VWR Funding, Inc.
	PIK,
	10.250% 07/15/15	415,000	282,200
Healthcare Products Total			5,750,112
Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc.
	5.011% 12/01/13(d)	1,070,000	695,500
Catalent Pharma Solutions, Inc.
	9.500% 04/15/15	1,260,000	302,400

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — (continued)
Warner Chilcott Corp.
	3.459% 01/18/11(i)	4,665	4,297
	3.459% 01/18/12(i)	27,598	25,425
	8.750% 02/01/15	175,000	168,000
	Series B,
	3.459% 01/18/12(i)	137,919	127,058
	Series C,
	3.459% 01/18/11(i)	53,385	49,181
Pharmaceuticals Total			1,371,861
CONSUMER NON-CYCLICALTOTAL			14,905,889
DIVERSIFIED — 0.5%
Holding Companies — 0.4%
Leucadia National Corp.
	7.125% 03/15/17	830,000	568,550
Holding Companies Total			568,550
Holding Companies-Diversified — 0.1%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	135,000	132,268
Holding Companies-Diversified Total			132,268
DIVERSIFIED TOTAL			700,818
ENERGY — 10.8%
Coal — 0.7%
Peabody Energy Corp.
	7.375% 11/01/16	825,000	816,750
	7.875% 11/01/26	275,000	245,437
Coal Total			1,062,187
Oil & Gas — 7.1%
Chaparral Energy, Inc.
	8.500% 12/01/15	1,615,000	557,175
	8.875% 02/01/17	1,375,000	474,375
Chesapeake Energy Corp.
	6.375% 06/15/15	1,565,000	1,318,512
	6.875% 11/15/20	230,000	179,975
Denbury Resources, Inc.
	9.750% 03/01/16	375,000	361,875
Forest Oil Corp.
	7.750% 05/01/14	15,000	13,313
	8.000% 12/15/11	160,000	153,600
Hilcorp Energy LP/Hilcorp Finance Co.
	9.000% 06/01/16(c)	365,000	270,100
Linn Energy LLC
	9.875% 07/01/18(c)	660,000	541,200

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Mariner Energy, Inc.
	7.500% 04/15/13	990,000	732,600
Newfield Exploration Co.
	6.625% 09/01/14	605,000	547,525
	6.625% 04/15/16	270,000	241,650
Parker Drilling Co.
	9.625% 10/01/13	325,000	217,750
PetroHawk Energy Corp.
	9.125% 07/15/13	710,000	681,600
Petroquest Energy, Inc.
	10.375% 05/15/12	865,000	531,975
Plains Exploration & Production Co.
	10.000% 03/01/16	630,000	595,350
Pride International, Inc.
	7.375% 07/15/14	1,555,000	1,531,675
Stone Energy Corp.
	6.750% 12/15/14	235,000	92,825
	8.250% 12/15/11	840,000	441,000
W&T Offshore, Inc.
	8.250% 06/15/14(c)	350,000	224,000
Whiting Petroleum Corp.
	7.000% 02/01/14	1,060,000	795,000
Oil & Gas Total			10,503,075
Oil & Gas Services — 0.9%
Allis-Chalmers Energy, Inc.
	9.000% 01/15/14	1,120,000	520,800
Complete Production Services, Inc.
	8.000% 12/15/16	1,195,000	758,825
Oil & Gas Services Total			1,279,625
Pipelines — 1.9%
Copano Energy LLC/Copano Energy Finance Corp.
	7.750% 06/01/18(c)	1,145,000	910,275
El Paso Natural Gas Co.
	7.625% 08/01/10	295,000	289,540
MarkWest Energy Partners LP
	6.875% 11/01/14	1,155,000	814,275
	8.500% 07/15/16	640,000	457,600

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	139,702
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	311,000	264,350
Pipelines Total			2,875,742
Retail — 0.2%
MXEnergy Holdings, Inc.
	9.134% 08/01/11(d)	800,000	260,000
Retail Total			260,000
ENERGY TOTAL			15,980,629
FINANCIALS — 10.4%
Diversified Financial Services — 6.3%
AmeriCredit Corp.
	8.500% 07/01/15	1,030,000	885,800
AMR Real Estate Partners, LP
	7.125% 02/15/13	3,325,000	2,643,375
	8.125% 06/01/12	770,000	654,500
Daimler Chrysler 2nd Lien
	7.060% 08/03/13(d)(i)	1,790,000	476,140
Ford Motor Credit Co.
	5.700% 01/15/10	785,000	672,400
	7.375% 10/28/09	1,055,000	946,177
	7.875% 06/15/10	1,020,000	842,933
General Motors Acceptance Corp.
	6.750% 12/01/14(c)	1,212,000	704,342
	7.250% 03/02/11(c)	316,000	233,979
Harley-Davidson Funding Corp.
	6.800% 06/15/18(c)	1,155,000	749,399
LaBranche & Co., Inc.
	11.000% 05/15/12	585,000	527,231
Diversified Financial Services Total			9,336,276
Insurance — 2.9%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	1,920,000	1,497,600
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	105,000	92,531
	7.750% 07/15/37	260,000	192,400
	8.300% 04/15/26	15,000	11,250
HUB International Holdings, Inc.
	9.000% 12/15/14(c)	1,780,000	1,125,850

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — (continued)
Lumbermens Mutual Casualty
	8.450% 12/01/97(b)(c)	30,000	300
	9.150% 07/01/26(b)(c)	645,000	6,450
Trinity Acquisition Ltd.
	12.875% 12/31/16(c)	520,000	527,864
USI Holdings Corp.
	5.113% 11/15/14(c)(d)	410,000	192,700
	9.750% 05/15/15(c)	755,000	339,750
Willis North America, Inc.
	6.200% 03/28/17	435,000	304,903
Insurance Total			4,291,598
Real Estate Investment Trusts (REITs) — 1.2%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	780,000	717,600
Trustreet Properties, Inc.
	7.500% 04/01/15	1,106,000	1,089,515
Real Estate Investment Trusts (REITs) Total			1,807,115
FINANCIALS TOTAL			15,434,989
HEALTH CARE — 6.1%
Health Care Services — 6.1%
Alliance Imaging, Inc.
	7.250% 12/15/12	1,830,000	1,756,800
Community Health Systems, Inc.
	2.729% 12/29/99(i)	25,000	21,563
	2.729% 07/14/25(i)	50,000	43,125
	2.768% 07/25/14(i)	282,464	243,625
	3.506% 07/05/14(i)	2,038,548	1,758,248
	8.875% 07/15/15	1,345,000	1,271,025
Vanguard Health Holding Co. LLC
	9.000% 10/01/14	825,000	728,062
HCA, Inc.
	6.300% 10/01/12	1,170,000	976,950
	6.750% 07/15/13	115,000	85,963
Rural/Metro Corp.
	9.875% 03/15/15	720,000	583,200
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	276,000	275,310
Talecris Biotherapeutics
	5.500% 12/06/13(i)	464,312	417,881

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
HEALTH CARE — (continued)
Health Care Services — (continued)
	7.740% 12/06/14(i)	955,000	816,525
Talecris Biotherapeutics First Lien
	6.250% 12/06/13(i)	1,188	1,069
Health Care Services Total			8,979,346
HEALTH CARE TOTAL			8,979,346
HOUSING — 0.5%
Real Estate — 0.5%
LNR Property Term Loan A1
	4.000% 07/12/10(d)(i)	180,400	80,579
LNR Property Term Loan B
	4.000% 07/12/10(d)(i)	1,311,200	691,658
Real Estate Total			772,237
HOUSING TOTAL			772,237
INDUSTRIALS — 6.0%
Aerospace & Defense — 0.6%
BE Aerospace, Inc.
	8.500% 07/01/18	455,000	379,356
DAE Aviation Holdings, Inc.
	4.270% 07/31/14(d)(i)	223,963	109,742
	4.920% 07/31/14(d)(i)	119,179	58,398
	7.170% 07/31/14(d)(i)	337,411	165,331
	11.250% 08/01/15(c)	720,000	180,000
Aerospace & Defense Total			892,827
Building Materials — 1.0%
Building Materials Corp. of America
	7.750% 08/01/14	425,000	292,188
Texas Industries, Inc.
	7.250% 07/15/13(c)	1,505,000	1,136,275
	7.250% 07/15/13	75,000	56,625
Building Materials Total			1,485,088
Building Products — 0.1%
CPG International I, Inc.
	10.500% 07/01/13	210,000	98,700
Building Products Total			98,700

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electrical Components & Equipment — 0.2%
Belden, Inc.
	7.000% 03/15/17	305,000	250,100
Electrical Components & Equipment Total			250,100
Environmental Control — 1.0%
Geo Sub Corp.
	11.000% 05/15/12	2,020,000	1,439,250
Environmental Control Total			1,439,250
Metal Fabricate/Hardware — 0.3%
Metals USA, Inc.
	11.125% 12/01/15	225,000	135,000
Mueller Water Products, Inc.
	7.375% 06/01/17	70,000	36,050
Neenah Foundary Co.
	9.500% 01/01/17	1,055,000	279,575
Metal Fabricate/Hardware Total			450,625
Miscellaneous Manufacturing — 1.2%
Actuant Corp.
	6.875% 06/15/17	680,000	576,300
Polypore, Inc.
	8.750% 05/15/12	465,000	339,450
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	1,090,000	882,900
Miscellaneous Manufacturing Total			1,798,650
Transportation — 1.6%
BHM Technologies
	8.500% 10/11/26(d)(g)	529,018	68,772
	12.250% 11/26/10(d)(g)(i)	155,000	131,750
CEVA Group PLC
	10.000% 09/01/14(c)	115,000	43,987
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	845,000	676,000
Greenbrier Companies, Inc.
	8.375% 05/15/15	560,000	221,900
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	280,000	221,200
Navistar 07 SR Unsecured Term Loan
	3.768% 01/19/12(d)(i)	957,000	744,068
Navistar 07 SR Unsecured Synth Rev
	3.729% 01/19/12(d)(i)	348,000	270,570

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
Transportation Total			2,378,247
INDUSTRIALS TOTAL			8,793,487
INFORMATION TECHNOLOGY — 2.0%
Software — 2.0%
Sungard Data Systems, Inc.
	2.991% 12/13/12(d)(i)	1,147,579	971,139
	4.875% 01/15/14	795,000	651,900
	10.625% 05/15/15(c)	1,295,000	1,133,125
Sungard Term Loan B
	2.283% 12/13/12(d)(i)	310,607	262,851
Software Total			3,019,015
INFORMATION TECHNOLOGY TOTAL			3,019,015
TECHNOLOGY — 1.4%
Semiconductors — 0.6%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	3,895,000	905,588
Semiconductors Total			905,588
Software — 0.8%
Open Solutions, Inc.
	9.750% 02/01/15(c)	980,000	148,225
SS&C Technologies, Inc.
	11.750% 12/01/13	1,190,000	1,011,500
Software Total			1,159,725
TECHNOLOGY TOTAL			2,065,313
TELECOMMUNICATION SERVICES — 2.1%
Media — 2.1%
Quebecor Media, Inc.
	7.750% 03/15/16	2,160,000	1,641,600
Quebecor World, Inc.
	9.750% 01/15/15(b)(c)	1,855,000	64,925
Nielsen Finance LLC
	2.533% 08/09/13(d)(i)	1,719,660	1,335,602
Media Total			3,042,127
TELECOMMUNICATION SERVICES TOTAL			3,042,127
UTILITIES — 8.7%
Electric — 8.5%
AES Corp.
	7.750% 03/01/14	2,140,000	1,915,300
AES Eastern Energy LP
	9.000% 01/02/17	212,546	193,416

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
	9.670% 01/02/29	150,000	133,500
Cedar Brakes LLC
	8.500% 02/15/14(c)	81,450	77,990
	9.875% 09/01/13(c)	120,194	123,444
Energy Future Holdings Corp.
	10.875% 11/01/17	1,715,000	1,106,175
Intergen NV
	9.000% 06/30/17(c)	1,890,000	1,710,450
Nevada Power Co.
	5.875% 01/15/15	775,000	734,509
	6.500% 04/15/12	200,000	203,128
NRG Energy, Inc.
	7.250% 02/01/14	260,000	244,400
	7.375% 02/01/16	720,000	669,600
PNM Resources, Inc.
	9.250% 05/15/15	835,000	737,931
Public Service Co. of New Mexico
	7.950% 05/15/18	585,000	513,337
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	700,000	630,000
Reliant Energy, Inc.
	7.625% 06/15/14	500,000	405,000
	7.875% 06/15/17	2,025,000	1,599,750
Texas Competitive Electric Holdings Co. LLC
	3.948% 10/10/14(d)(i)	779,643	512,737
	3.979% 10/10/14(d)(i)	6,262	4,116
	4.031% 10/10/14(d)(i)	1,037,982	682,635
	4.033% 10/10/14(d)(i)	663,238	435,013
Electric Total			12,632,431
Gas Utilities — 0.2%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	361,000	301,435
Gas Utilities Total			301,435
UTILITIES TOTAL			12,933,866

	Total Corporate Fixed-Income Bonds & Notes (cost of $188,060,417)		131,938,712

		Par ($)(a)	Value ($)
Convertible Bonds — 0.4%
COMMUNICATIONS — 0.3%
Internet — 0.0%
At Home Corp.
	4.750% 12/15/06(e)(g)(j)	296,350	30
Internet Total			30
Media — 0.3%
Sinclair Broadcast Group, Inc.
	3.000% 05/15/27	1,015,000	581,087
Media Total			581,087
COMMUNICATIONS TOTAL			581,117
CONSUMER CYCLICAL — 0.0%
Airlines — 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/49(j)(k)	690,000	4,140
Airlines Total			4,140
CONSUMER CYCLICAL TOTAL			4,140
FINANCIALS — 0.1%
Insurance — 0.1%
Conseco, Inc.
	3.500% 09/30/35(k) (0.000% 09/30/10)	470,000	108,100
Insurance Total			108,100
FINANCIALS TOTAL			108,100

	Total Convertible Bonds (cost of $1,466,315)		693,357

		Shares
Preferred Stocks — 0.2%
FINANCIALS — 0.2%
Real Estate Investment Trusts (REITs) — 0.2%
	Sovereign Real Estate Investment Corp., 12.00% (c)	450,000	275,063
Real Estate Investment Trusts (REITs) Total			275,063
FINANCIALS TOTAL			275,063
TRANSPORTATION — 0.0%
Automotive — 0.0%
	BHM Technologies Exit Rev B(g)(l)	23	4
Automotive Total			4
TRANSPORTATION TOTAL			4

	Total Preferred Stocks (cost of $561,105)		275,067

		Shares	Value ($)
Convertible Preferred Stock — 0.2%
TECHNOLOGY — 0.2%
Software — 0.2%
	Quadramed Corp. 5.50% (c)	21,300	260,733
Software Total			260,733
TECHNOLOGY TOTAL			260,733

	Total Convertible Preferred Stock (cost of $500,250)		260,733
Common Stocks — 0.1%
COMMUNICATIONS — 0.0%
Media — 0.0%
	Haights Cross Communications (g)(h)(l)	27,056	—
	Ziff Davis Media, Inc. (g)	1,111	11
Media Total			11
COMMUNICATIONS TOTAL			11
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
	AH Belo Corp., Class A	5,660	5,547
Media Total			5,547
CONSUMER DISCRETIONARY TOTAL			5,547
INDUSTRIALS — 0.0%
Road & Rail — 0.0%
	Quality Distribution, Inc. (l)	195	386
Road & Rail Total			386
INDUSTRIALS TOTAL			386
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
	Loral Space & Communications, Inc. (l)	3	64
Communications Equipment Total			64
INFORMATION TECHNOLOGY TOTAL			64
TECHNOLOGY — 0.0%
Software — 0.0%
	Quadramed Corp. (l)	1,887	11,398
Software Total			11,398
TECHNOLOGY TOTAL			11,398
TRANSPORTATION — 0.0%
Automotive — 0.0%
	BHM Technologies Exit Rev B(g)(i)	1940	359
Automotive Total			359
TRANSPORTATION TOTAL			359

		Shares	Value ($)
UTILITIES — 0.1%
Gas Utilities — 0.1%
	Star Gas Partners LP (l)	33,900	88,140
Gas Utilities Total			88,140
UTILITIES TOTAL			88,140

	Total Common Stocks (cost of $440,259)		105,905

		Units
Warrants (l) — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
Colo.Com, Inc.	Expires 03/15/10(g)(h)	125	—
Telecommunication Services Total			—
Media — 0.0%
Haights Cross Communications	Expires 12/10/11(c)(g)(h)	318	—
Media Total			—
COMMUNICATIONS TOTAL			—

	Total Warrants (cost of $13,519)		—

		Par ($)
Short-Term Obligation — 8.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.140%, collateralized by a U.S. Government Agency Obligation maturing 03/30/10, market value $12,204,413 (repurchase proceeds $11,961,047)	11,961,000	11,961,000

	Total Short-Term Obligation (cost of $11,961,000)		11,961,000

	Total Investments — 98.3% (cost of $203,002,865)(m)(n)		145,234,774

	Other Assets & Liabilities, Net — 1.7%		2,533,487

	Net Assets — 100.0%		147,768,261

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$105,535	$—
	Level 2 – Other Significant Observable Inputs	144,844,544	—
	Level 3 – Significant Unobservable Inputs	284,695	—
	Total	$145,234,774	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

	The following table reconciles asset balances for the three month period ending March 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of December 31, 2008	$711,603	$—
	Accretion of discounts/ Amortization of Premium	(2)	—
	Realized loss	(10,479)	—
	Change in unrealized depreciation	(349,511)	—
	Net sales	(66,916)	—
	Transfers in and/or out of Level 3	—	—
	Balance as of March 31, 2009	$284,695	$—

The information in the above reconciliation represents fiscal year to date activity for any securities indentified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

	The change in unrealized losses attributable to securities owned at March 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $349,511.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At March 31, 2009, the value of these securities amounted to $432,937, which represents 0.3% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities, which are not illiquid except for the following, amounted to $25,737,012, which represents 17.4% of net assets.

				Acquisition	Market
Security		Acquisition Date	Shares/Units	Cost	Value
Haights Cross Communications		01/15/04 - 02/03/06	318	$—	$—
Warrants Expire: 12/10/11
Quadramed Corp. Convertible Preferred Stock		06/16/04 - 02/01/06	21,300	500,250	260,733
Sovereign Real Estate Investment Corp.		08/21/00 -10/17/06	450,000	561,082	275,063

$535,796

	(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2009.

	(e)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2009, the value of these securities amounted to $267,199, which represents 0.2% of net assets.

	(f)	Security purchased on a delayed delivery basis.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2009, value of these securities amounted to $284,694, which represents 0.2% of net assets.

	(h)	Security has no value.

	(i)	Loan participation agreement.

	(j)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

	(k)	Step Bond: The coupon will change to the coupon shown parenthetically on the date indicated.

	(l)	Non-income producing security.

	(m)	Cost for federal income tax purposes is $203,729,084.

	(n)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

		Unrealized	Unrealized		Net Unrealized
		Appreciation	Depreciation		Depreciation
		$962,875	$(59,457,185)		$(58,494,310)

	Acronym		Name
	CAD		Canadian Dollar
	PIK		Payment-In-Kind

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Marsico 21st Century Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 94.7%
CONSUMER DISCRETIONARY — 7.8%
Hotels, Restaurants & Leisure — 3.9%
Buffalo Wild Wings, Inc. (a)	8,203	300,066
Cheesecake Factory, Inc. (a)	26,448	302,829
Darden Restaurants, Inc.	8,732	299,158
P.F. Chang’s China Bistro, Inc. (a)	9,993	228,640
Panera Bread Co., Class A (a)	5,558	310,692
Vail Resorts, Inc. (a)	102,469	2,093,442
Wynn Resorts Ltd. (a)	53,913	1,076,643
Hotels, Restaurants & Leisure Total		4,611,470
Internet & Catalog Retail — 0.4%
Blue Nile, Inc. (a)	16,932	510,499
Internet & Catalog Retail Total		510,499
Specialty Retail — 3.5%
Home Depot, Inc.	175,389	4,132,165
Specialty Retail Total		4,132,165
CONSUMER DISCRETIONARY TOTAL		9,254,134
CONSUMER STAPLES — 8.7%
Beverages — 4.0%
Anheuser-Busch InBev NV	77,816	2,144,750
Heineken Holding NV	106,000	2,575,810
Beverages Total		4,720,560
Food & Staples Retailing — 4.7%
Costco Wholesale Corp.	122,220	5,661,230
Food & Staples Retailing Total		5,661,230
CONSUMER STAPLES TOTAL		10,381,790
ENERGY — 4.6%
Energy Equipment & Services — 1.0%
Pride International, Inc. (a)	62,765	1,128,515
Energy Equipment & Services Total		1,128,515
Oil, Gas & Consumable Fuels — 3.6%
Petroleo Brasileiro SA, ADR	142,222	4,333,504
Oil, Gas & Consumable Fuels Total		4,333,504
ENERGY TOTAL		5,462,019
FINANCIALS — 19.0%
Capital Markets — 9.1%
Charles Schwab Corp.	265,098	4,109,019
Goldman Sachs Group, Inc.	36,848	3,906,625

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
Jefferies Group, Inc.	200,839	2,771,578
Capital Markets Total		10,787,222
Commercial Banks — 3.8%
City National Corp.	59,506	2,009,518
Wells Fargo & Co.	176,623	2,515,111
Commercial Banks Total		4,524,629
Diversified Financial Services — 4.0%
JPMorgan Chase & Co.	180,541	4,798,780
Diversified Financial Services Total		4,798,780
Thrifts & Mortgage Finance — 2.1%
People’s United Financial, Inc.	137,072	2,463,184
Thrifts & Mortgage Finance Total		2,463,184
FINANCIALS TOTAL		22,573,815
HEALTH CARE — 11.4%
Biotechnology — 7.9%
Celgene Corp. (a)	52,505	2,331,222
Genzyme Corp. (a)	65,100	3,866,289
Gilead Sciences, Inc. (a)	68,963	3,194,366
Biotechnology Total		9,391,877
Health Care Technology — 0.5%
Athenahealth, Inc. (a)	25,416	612,780
Health Care Technology Total		612,780
Pharmaceuticals — 3.0%
Perrigo Co.	26,777	664,873
Roche Holding AG, Genusschein	20,572	2,822,934
Pharmaceuticals Total		3,487,807
HEALTH CARE TOTAL		13,492,464
INDUSTRIALS — 10.8%
Aerospace & Defense — 3.5%
Precision Castparts Corp.	25,619	1,534,578
Raytheon Co.	68,141	2,653,411
Aerospace & Defense Total		4,187,989
Construction & Engineering — 0.8%
Aecom Technology Corp. (a)	35,669	930,247
Construction & Engineering Total		930,247
Electrical Equipment — 3.9%
Energy Conversion Devices, Inc. (a)	20,438	271,212
Vestas Wind Systems A/S (a)	100,000	4,387,882
Electrical Equipment Total		4,659,094

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.6%
Duff & Phelps Corp., Class A (a)	41,191	648,758
Professional Services Total		648,758
Road & Rail — 2.0%
Canadian National Railway Co.	66,539	2,358,808
Road & Rail Total		2,358,808
INDUSTRIALS TOTAL		12,784,896
INFORMATION TECHNOLOGY — 22.8%
Communications Equipment — 3.3%
QUALCOMM, Inc.	101,524	3,950,299
Communications Equipment Total		3,950,299
Computers & Peripherals — 4.4%
Apple, Inc. (a)	50,034	5,259,574
Computers & Peripherals Total		5,259,574
Internet Software & Services — 4.3%
Google, Inc., Class A (a)	14,761	5,137,714
Internet Software & Services Total		5,137,714
IT Services — 8.9%
MasterCard, Inc., Class A	47,605	7,972,885
Visa, Inc., Class A	45,593	2,534,971
IT Services Total		10,507,856
Software — 1.9%
Citrix Systems, Inc. (a)	98,525	2,230,606
Software Total		2,230,606
INFORMATION TECHNOLOGY TOTAL		27,086,049
MATERIALS — 6.9%
Chemicals — 4.4%
Monsanto Co.	63,067	5,240,868
Chemicals Total		5,240,868
Metals & Mining — 2.5%
BHP Billiton PLC	150,129	2,983,464
Metals & Mining Total		2,983,464
MATERIALS TOTAL		8,224,332
TELECOMMUNICATION SERVICES — 2.7%
Wireless Telecommunication Services — 2.7%
American Tower Corp., Class A (a)	20,700	629,901

3

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — (continued)
Crown Castle International Corp. (a)	127,648	2,605,296
Wireless Telecommunication Services Total		3,235,197
TELECOMMUNICATION SERVICES TOTAL		3,235,197

Total Common Stocks (cost of $122,010,454)		112,494,696
Preferred Stock — 0.3%
Consumer Discretionary — 0.3%
Automobiles — 0.3%
Volkswagen AG	5,583	321,478
Automobiles Total		321,478
CONSUMER DISCRETIONARY TOTAL		321,478

Total Preferred Stocks (cost of $304,398)		321,478

	Par ($)
Short-Term Obligation — 5.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09, at 0.140%, collateralized by a U.S. Government Agency Obligation maturing 01/22/13, market value $6,834,050 (repurchase proceeds $6,696,026)	6,696,000	6,696,000

Total Short-Term Obligation (cost of $6,696,000)		6,696,000

Total Investments — 100.6% (cost of $129,010,852)(b)(c)		119,512,174

Other Assets & Liabilities, Net — (0.6)%		(696,334)

Net Assets — 100.0%		118,815,840

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•    Level 1 — quoted prices in active markets for identical securities

•    Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 — Quoted Prices	$97,579,856	$—
	Level 2 — Other Significant Observable Inputs	21,932,318	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$119,512,174	$—

5

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $129,010,852.

(c)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$7,108,152	$(16,606,830)	$(9,498,678)

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Marsico Focused Equities Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 92.9%
CONSUMER DISCRETIONARY — 14.9%
Hotels, Restaurants & Leisure — 11.8%
McDonald’s Corp.	151,948	8,291,802
Wynn Resorts Ltd. (a)	45,264	903,922
Hotels, Restaurants & Leisure Total		9,195,724
Specialty Retail — 3.1%
Lowe’s Companies, Inc.	134,099	2,447,307
Specialty Retail Total		2,447,307
CONSUMER DISCRETIONARY TOTAL		11,643,031
CONSUMER STAPLES — 8.9%
Food & Staples Retailing — 8.9%
CVS Caremark Corp.	107,959	2,967,793
Wal-Mart Stores, Inc.	77,478	4,036,604
Food & Staples Retailing Total		7,004,397
CONSUMER STAPLES TOTAL		7,004,397
ENERGY — 5.6%
Energy Equipment & Services — 4.0%
Transocean Ltd. (a)	53,370	3,140,291
Energy Equipment & Services Total		3,140,291
Oil, Gas & Consumable Fuels — 1.6%
Petroleo Brasileiro SA, ADR	39,853	1,214,321
Oil, Gas & Consumable Fuels Total		1,214,321
ENERGY TOTAL		4,354,612
FINANCIALS — 9.1%
Capital Markets — 4.0%
Goldman Sachs Group, Inc.	29,917	3,171,800
Capital Markets Total		3,171,800
Commercial Banks — 2.4%
U.S. Bancorp	128,267	1,873,981
Commercial Banks Total		1,873,981
Diversified Financial Services — 2.7%
JPMorgan Chase & Co.	79,559	2,114,678
Diversified Financial Services Total		2,114,678
FINANCIALS TOTAL		7,160,459
HEALTH CARE — 9.2%
Biotechnology — 2.8%
Gilead Sciences, Inc. (a)	48,180	2,231,698
Biotechnology Total		2,231,698
Pharmaceuticals — 6.4%
Abbott Laboratories	21,172	1,009,904

1

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Johnson & Johnson	21,542	1,133,109
Roche Holdings Ltd., ADR	37,420	1,287,248
Schering-Plough Corp.	66,109	1,556,867
Pharmaceuticals Total		4,987,128
HEALTH CARE TOTAL		7,218,826
INDUSTRIALS — 13.4%
Aerospace & Defense — 7.3%
General Dynamics Corp.	62,452	2,597,379
Lockheed Martin Corp.	44,431	3,067,072
Aerospace & Defense Total		5,664,451
Road & Rail — 6.1%
Norfolk Southern Corp.	42,359	1,429,616
Union Pacific Corp.	81,909	3,367,279
Road & Rail Total		4,796,895
INDUSTRIALS TOTAL		10,461,346
INFORMATION TECHNOLOGY — 24.0%
Communications Equipment — 3.5%
QUALCOMM, Inc.	69,838	2,717,397
Communications Equipment Total		2,717,397
Computers & Peripherals — 5.9%
Apple, Inc. (a)	31,728	3,335,247
International Business Machines Corp.	12,945	1,254,241
Computers & Peripherals Total		4,589,488
Internet Software & Services — 3.9%
Google, Inc., Class A (a)	8,848	3,079,635
Internet Software & Services Total		3,079,635
IT Services — 10.7%
MasterCard, Inc., Class A	21,753	3,643,193
Visa, Inc., Class A	85,639	4,761,528
IT Services Total		8,404,721
INFORMATION TECHNOLOGY TOTAL		18,791,241
MATERIALS — 7.8%
Chemicals — 6.8%
Monsanto Co.	44,238	3,676,177
Potash Corp. of Saskatchewan, Inc.	20,322	1,642,221
Chemicals Total		5,318,398

2

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.0%
BHP Billiton PLC ADR	19,800	783,090
Metals & Mining Total		783,090
MATERIALS TOTAL		6,101,488

Total Common Stocks (cost of $79,510,697)		72,735,400

	Par ($)
Short-Term Obligation — 7.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.140%, collateralized by a U.S. Government Agency Obligation maturing 04/15/11, market value $6,251,760 (repurchase proceeds $6,125,024)	6,125,000	6,125,000

Total Short-Term Obligation (cost of $6,125,000)		6,125,000

Total Investments — 100.7% (cost of $85,635,697)(b)(c)		78,860,400

Other Assets & Liabilities, Net — (0.7)%		(570,439)

Net Assets — 100.0%		78,289,961

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

3

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$72,735,400	$—
	Level 2 — Other Significant Observable Inputs	6,125,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$78,860,400	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $85,635,697.

(c)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$5,310,564	$(12,085,861)	$(6,775,297)

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Marsico Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 84.4%
CONSUMER DISCRETIONARY — 12.2%
Hotels, Restaurants & Leisure — 8.0%
McDonald’s Corp.	1,529,017	83,438,457
Wynn Resorts Ltd. (a)	166,073	3,316,478
Yum! Brands, Inc.	516,389	14,190,370
Hotels, Restaurants & Leisure Total		100,945,305
Specialty Retail — 2.1%
Lowe’s Companies, Inc.	1,466,858	26,770,158
Specialty Retail Total		26,770,158
Textiles, Apparel & Luxury Goods — 2.1%
NIKE, Inc., Class B	567,895	26,628,597
Textiles, Apparel & Luxury Goods Total		26,628,597
CONSUMER DISCRETIONARY TOTAL		154,344,060
CONSUMER STAPLES — 8.7%
Food & Staples Retailing — 8.7%
Costco Wholesale Corp.	601,395	27,856,616
CVS Caremark Corp.	1,461,385	40,173,474
Wal-Mart Stores, Inc.	813,969	42,407,785
Food & Staples Retailing Total		110,437,875
CONSUMER STAPLES TOTAL		110,437,875
ENERGY — 5.9%
Energy Equipment & Services — 4.0%
Transocean Ltd. (a)	869,059	51,135,431
Energy Equipment & Services Total		51,135,431
Oil, Gas & Consumable Fuels — 1.9%
Petroleo Brasileiro SA, ADR	770,627	23,481,005
Oil, Gas & Consumable Fuels Total		23,481,005
ENERGY TOTAL		74,616,436
FINANCIALS — 8.7%
Capital Markets — 3.5%
Goldman Sachs Group, Inc.	422,103	44,751,360
Capital Markets Total		44,751,360
Commercial Banks — 2.0%
U.S. Bancorp	1,737,882	25,390,456
Commercial Banks Total		25,390,456

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 3.2%
JPMorgan Chase & Co.	1,504,103	39,979,058
Diversified Financial Services Total		39,979,058
FINANCIALS TOTAL		110,120,874
HEALTH CARE — 8.9%
Biotechnology — 2.9%
Genzyme Corp. (a)	57,460	3,412,549
Gilead Sciences, Inc. (a)	728,336	33,736,524
Biotechnology Total		37,149,073
Pharmaceuticals — 6.0%
Abbott Laboratories	421,545	20,107,697
Johnson & Johnson	216,120	11,367,912
Roche Holdings Ltd. ADR	589,201	20,268,514
Schering-Plough Corp.	1,051,885	24,771,892
Pharmaceuticals Total		76,516,015
HEALTH CARE TOTAL		113,665,088
INDUSTRIALS — 9.2%
Aerospace & Defense — 4.0%
General Dynamics Corp.	577,780	24,029,870
Lockheed Martin Corp.	400,734	27,662,668
Aerospace & Defense Total		51,692,538
Road & Rail — 5.2%
Norfolk Southern Corp.	594,167	20,053,136
Union Pacific Corp.	1,111,531	45,695,040
Road & Rail Total		65,748,176
INDUSTRIALS TOTAL		117,440,714
INFORMATION TECHNOLOGY — 21.5%
Communications Equipment — 3.0%
QUALCOMM, Inc.	967,297	37,637,526
Communications Equipment Total		37,637,526
Computers & Peripherals — 6.2%
Apple, Inc. (a)	498,488	52,401,059
International Business Machines Corp.	270,255	26,185,007
Seagate Technology, Inc., Escrow Shares (a)(b)	4,500	45
Computers & Peripherals Total		78,586,111
Internet Software & Services — 3.3%
Google, Inc., Class A (a)	120,127	41,811,404
Internet Software & Services Total		41,811,404

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 9.0%
MasterCard, Inc., Class A	337,177	56,470,404
Visa, Inc., Class A	1,050,954	58,433,042
IT Services Total		114,903,446
INFORMATION TECHNOLOGY TOTAL		272,938,487
MATERIALS — 9.3%
Chemicals — 8.3%
Air Products & Chemicals, Inc.	210,848	11,860,200
Monsanto Co.	654,426	54,382,800
Potash Corp. of Saskatchewan, Inc.	256,170	20,701,098
Praxair, Inc.	271,324	18,257,392
Chemicals Total		105,201,490
Metals & Mining — 1.0%
BHP Billiton PLC	330,300	13,063,365
Metals & Mining Total		13,063,365
MATERIALS TOTAL		118,264,855

Total Common Stocks (cost of $1,224,602,587)		1,071,828,389
Preferred Stock — 0.3%
FINANCIALS — 0.3%
Commercial Banks — 0.3%
Wells Fargo & Co. , 8.000%	245,950	3,829,441
Commercial Banks Total		3,829,441
FINANCIALS TOTAL		3,829,441

Total Preferred Stock (cost of $4,662,930)		3,829,441

	Par ($)
Short-Term Obligation — 15.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.140%, collateralized by U.S. Government Agency Obligations with various maturities to 04/15/11, market value $198,318,432 (repurchase proceeds $194,426,756)	194,426,000	194,426,000

Total Short-Term Obligation (cost of $194,426,000)		194,426,000

3

Total Investments — 100.0% (cost of $1,423,691,517)(c)(d)	$1,270,083,830

Other Assets & Liabilities, Net — (0.0%)	(121,873)

Net Assets — 100.0%	$1,269,961,957

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established  by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$1,075,657,785	$—
	Level 2 — Other Significant Observable Inputs	194,426,000	—
	Level 3 — Significant Unobservable Inputs	45	—
	Total	$1,270,083,830	$—

4

The following table reconciles asset balances for the three month period ending March 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of December 31, 2008	$45	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchase/sales	—	—
	Transfers in and of out of Level 3	—	—
	Balance as of March 31, 2009	$45	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees

(c)	Cost for federal income tax purposes is $1,423,691,517.

(d)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$49,938,651	$(203,546,338)	$(153,607,687)

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Marsico International Opportunities Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 95.5%
CONSUMER DISCRETIONARY — 7.7%
Automobiles — 2.0%
Bayerische Motoren Werke AG	54,233	1,570,056
Honda Motor Co., Ltd.	79,700	1,863,974
Automobiles Total		3,434,030
Hotels, Restaurants & Leisure — 2.3%
Accor SA	82,230	2,864,009
Las Vegas Sands Corp. (a)	359,543	1,082,224
Hotels, Restaurants & Leisure Total		3,946,233
Household Durables — 0.9%
Gafisa SA	305,432	1,533,908
Household Durables Total		1,533,908
Specialty Retail — 1.9%
Esprit Holdings Ltd.	443,500	2,260,244
Hennes & Mauritz AB, Class B	26,091	980,865
Specialty Retail Total		3,241,109
Textiles, Apparel & Luxury Goods — 0.6%
Compagnie Financiere Richemont SA	57,029	890,781
Textiles, Apparel & Luxury Goods Total		890,781
CONSUMER DISCRETIONARY TOTAL		13,046,061
CONSUMER STAPLES — 11.4%
Beverages — 4.4%
Anheuser-Busch InBev NV (a)	142,690	3,932,794
Heineken NV	122,167	3,473,457
Beverages Total		7,406,251
Food & Staples Retailing — 3.0%
Tesco PLC	1,060,770	5,074,501
Food & Staples Retailing Total		5,074,501
Food Products — 2.9%
Nestle SA, Registered Shares	148,750	5,028,463
Food Products Total		5,028,463
Household Products — 1.1%
Reckitt Benckiser Group PLC	48,416	1,819,411
Household Products Total		1,819,411
CONSUMER STAPLES TOTAL		19,328,626
ENERGY — 9.4%
Energy Equipment & Services — 2.7%
Transocean Ltd. (a)	77,590	4,565,396
Energy Equipment & Services Total		4,565,396

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 6.7%
BG Group PLC	110,380	1,670,896
BP PLC	427,352	2,891,172
CNOOC Ltd.	2,077,200	2,066,319
Petroleo Brasileiro SA, ADR	156,763	4,776,568
Oil, Gas & Consumable Fuels Total		11,404,955
ENERGY TOTAL		15,970,351
FINANCIALS — 14.9%
Capital Markets — 5.6%
Credit Suisse Group AG, Registered Shares (a)	156,973	4,779,658
Daiwa Securities Group, Inc.	462,000	1,997,636
Julius Baer Holding AG	111,067	2,732,035
Capital Markets Total		9,509,329
Commercial Banks — 6.6%
BNP Paribas	36,968	1,528,480
ICICI Bank Ltd., ADR	160,407	2,131,809
Industrial & Commercial Bank of China, Class H	3,074,000	1,590,424
Itau Unibanco Banco Multiplo SA, ADR	385,659	4,195,973
Mizuho Financial Group, Inc.	939,300	1,783,991
Commercial Banks Total		11,230,677
Real Estate Management & Development — 2.7%
CapitaLand Ltd.	1,065,000	1,631,513
Cheung Kong Holdings Ltd.	240,000	2,066,937
Sumitomo Realty & Development Co., Ltd.	84,000	919,049
Real Estate Management & Development Total		4,617,499
FINANCIALS TOTAL		25,357,505
HEALTH CARE — 13.8%
Biotechnology — 4.0%
Actelion Ltd., Registered Shares (a)	33,989	1,551,198
CSL Ltd.	227,559	5,140,994
Biotechnology Total		6,692,192
Life Sciences Tools & Services — 2.9%
Lonza Group AG, Registered Shares	49,325	4,874,868
Life Sciences Tools & Services Total		4,874,868
Pharmaceuticals — 6.9%
Roche Holding AG, Genusschein	39,681	5,445,113

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Teva Pharmaceutical Industries Ltd., ADR	140,594	6,333,760
Pharmaceuticals Total		11,778,873
HEALTH CARE TOTAL		23,345,933
INDUSTRIALS — 11.6%
Airlines — 0.5%
Singapore Airlines Ltd.	121,000	795,555
Airlines Total		795,555
Building Products — 1.1%
Daikin Industries Ltd.	69,568	1,883,540
Building Products Total		1,883,540
Electrical Equipment — 8.3%
ABB Ltd., Registered Shares (a)	155,093	2,165,007
Alstom	51,264	2,655,243
Gamesa Corp., Tecnologica SA	284,401	3,650,081
Vestas Wind Systems A/S (a)	127,966	5,614,997
Electrical Equipment Total		14,085,328
Trading Companies & Distributors — 1.7%
Marubeni Corp.	946,000	2,914,886
Trading Companies & Distributors Total		2,914,886
INDUSTRIALS TOTAL		19,679,309
INFORMATION TECHNOLOGY — 8.7%
Electronic Equipment, Instruments & Components — 2.0%
HON HAI Precision Industry Co., Ltd.	1,512,450	3,420,763
Electronic Equipment, Instruments & Components Total		3,420,763
Semiconductors & Semiconductor Equipment — 3.6%
ASML Holding NV	100,173	1,776,750
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	484,852	4,339,425
Semiconductors & Semiconductor Equipment Total		6,116,175
Software — 3.1%
Nintendo Co., Ltd.	18,300	5,259,736
Software Total		5,259,736
INFORMATION TECHNOLOGY TOTAL		14,796,674
MATERIALS — 9.9%
Chemicals — 4.7%
Linde AG	62,534	4,252,171
Potash Corp. of Saskatchewan	46,903	3,790,232
Chemicals Total		8,042,403

3

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Construction Materials — 2.7%
Cemex SA de CV, ADR, COP (a)	730,560	4,566,000
Construction Materials Total		4,566,000
Metals & Mining — 2.5%
Cia Vale do Rio Doce, ADR	123,900	1,647,870
Rio Tinto PLC	75,039	2,530,238
Metals & Mining Total		4,178,108
MATERIALS TOTAL		16,786,511
TELECOMMUNICATION SERVICES — 8.1%
Diversified Telecommunication Services — 2.5%
Telefonica SA	214,183	4,274,144
Diversified Telecommunication Services Total		4,274,144
Wireless Telecommunication Services — 5.6%
Rogers Communications, Inc., Class B	229,670	5,291,809
Vodafone Group PLC	2,411,102	4,246,622
Wireless Telecommunication Services Total		9,538,431
TELECOMMUNICATION SERVICES TOTAL		13,812,575

Total Common Stocks (cost of $201,689,985)		162,123,545

	Par ($)
Short-Term Obligation — 4.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.140%, collateralized by a U.S. Government Agency Obligation maturing 12/03/13, market value $7,180,173 (repurchase proceeds $7,037,027)	7,037,000	7,037,000

Total Short-Term Obligation (cost of $7,037,000)		7,037,000

Total Investments — 99.6% (cost of $208,726,985)(b)(c)		169,160,545

Other Assets & Liabilities, Net — 0.4%		608,102

Net Assets — 100.0%		169,768,647

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$44,254,974	$—
	Level 2 — Other Significant Observable Inputs	124,905,571	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$169,160,545	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

5

The following table reconciles asset balances for the three months ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of December 31, 2008	$2,351,252	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized depreciation	(885,664)	—
	Net purchases	318,403	—
	Transfers out of Level 3	(1,783,991)	—
	Balance as of March 31, 2009	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized losses attributable to securities owned at March 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $885,664.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $208,726,985.
(c)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$11,437,427	$(51,003,867)	$(39,566,440)

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation

6

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Mid Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 19.9%
Distributors — 0.7%
LKQ Corp. (a)	11,770	167,958
Distributors Total		167,958
Diversified Consumer Services — 4.1%
Apollo Group, Inc., Class A (a)	3,620	283,554
DeVry, Inc.	2,660	128,159
H&R Block, Inc.	9,780	177,898
ITT Educational Services, Inc. (a)	2,257	274,045
Strayer Education, Inc.	940	169,078
Diversified Consumer Services Total		1,032,734
Hotels, Restaurants & Leisure — 2.9%
Burger King Holdings, Inc.	14,040	322,218
Darden Restaurants, Inc.	3,570	122,308
Wendy’s/Arby’s Group, Inc., Class A	22,240	111,867
Yum! Brands, Inc.	6,740	185,216
Hotels, Restaurants & Leisure Total		741,609
Household Durables — 0.9%
Garmin Ltd.	4,540	96,293
NVR, Inc. (a)	290	124,048
Household Durables Total		220,341
Media — 3.3%
DreamWorks Animation SKG, Inc., Class A (a)	10,530	227,869
Liberty Media Corp. - Entertainment, Class A (a)	11,100	221,445
Marvel Entertainment, Inc. (a)	5,500	146,025
McGraw-Hill Companies, Inc.	10,330	236,247
Media Total		831,586
Multiline Retail — 2.2%
Big Lots, Inc. (a)	6,000	124,680
Dollar Tree, Inc. (a)	4,980	221,859
Kohl’s Corp. (a)	4,910	207,791
Multiline Retail Total		554,330
Specialty Retail — 5.8%
Advance Auto Parts, Inc.	5,840	239,907
Bed Bath & Beyond, Inc. (a)	4,910	121,523
Best Buy Co., Inc. (b)	3,090	117,296
GameStop Corp., Class A (a)	4,820	135,056
Gap, Inc.	11,900	154,581
Ross Stores, Inc.	3,690	132,397
Sherwin-Williams Co.	4,110	213,597

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
TJX Companies, Inc.	8,770	224,863
Urban Outfitters, Inc. (a)	7,040	115,245
Specialty Retail Total		1,454,465
CONSUMER DISCRETIONARY TOTAL		5,003,023
CONSUMER STAPLES — 3.8%
Food & Staples Retailing — 0.4%
Kroger Co.	4,320	91,670
Food & Staples Retailing Total		91,670
Food Products — 1.2%
Campbell Soup Co.	5,630	154,037
H.J. Heinz Co.	4,250	140,505
Food Products Total		294,542
Household Products — 1.5%
Church & Dwight Co., Inc.	3,100	161,913
Clorox Co.	4,450	229,086
Household Products Total		390,999
Personal Products — 0.7%
Avon Products, Inc.	9,490	182,493
Personal Products Total		182,493
CONSUMER STAPLES TOTAL		959,704
ENERGY — 8.5%
Energy Equipment & Services — 2.9%
Core Laboratories N.V.	1,840	134,614
Diamond Offshore Drilling, Inc.	4,260	267,784
FMC Technologies, Inc. (a)	4,020	126,107
Noble Corp.	8,400	202,356
Energy Equipment & Services Total		730,861
Oil, Gas & Consumable Fuels — 5.6%
Concho Resources, Inc. (a)	4,158	106,403
CONSOL Energy, Inc.	4,050	102,222
Continental Resources, Inc. (a)	5,812	123,273
Denbury Resources, Inc. (a)	12,030	178,766
PetroHawk Energy Corp. (a)	10,260	197,300
Range Resources Corp.	3,910	160,936
Southwestern Energy Co. (a)	10,650	316,198
Ultra Petroleum Corp. (a)	3,290	118,078

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Whiting Petroleum Corp. (a)	3,750	96,937
Oil, Gas & Consumable Fuels Total		1,400,113
ENERGY TOTAL		2,130,974
FINANCIALS — 4.7%
Capital Markets — 3.4%
Invesco Ltd.	7,300	101,178
Janus Capital Group, Inc.	20,440	135,926
Northern Trust Corp.	3,580	214,156
T. Rowe Price Group, Inc.	5,620	162,193
Waddell & Reed Financial, Inc., Class A	13,940	251,896
Capital Markets Total		865,349
Diversified Financial Services — 0.4%
IntercontinentalExchange, Inc. (a)	1,520	113,194
Diversified Financial Services Total		113,194
Insurance — 0.4%
ACE Ltd.	2,500	101,000
Insurance Total		101,000
Real Estate Investment Trusts (REITs) — 0.5%
Plum Creek Timber Co., Inc.	3,980	115,699
Real Estate Investment Trusts (REITs) Total		115,699
FINANCIALS TOTAL		1,195,242
HEALTH CARE — 13.8%
Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc. (a)	2,700	101,682
Vertex Pharmaceuticals, Inc. (a)	6,670	191,629
Biotechnology Total		293,311
Health Care Equipment & Supplies — 1.0%
C.R. Bard, Inc.	1,380	110,014
St. Jude Medical, Inc. (a)	3,800	138,054
Health Care Equipment & Supplies Total		248,068
Health Care Providers & Services — 4.9%
DaVita, Inc. (a)	3,860	169,647
Express Scripts, Inc. (a)	7,120	328,731
Laboratory Corp. of America Holdings (a)	4,400	257,356
McKesson Corp.	2,630	92,155
Medco Health Solutions, Inc. (a)	4,210	174,041
Psychiatric Solutions, Inc. (a)	5,080	79,908
Quest Diagnostics, Inc.	2,650	125,822
Health Care Providers & Services Total		1,227,660

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 4.7%
Charles River Laboratories International, Inc. (a)	6,670	181,491
ICON PLC, ADR (a)	9,440	152,456
Illumina, Inc. (a)	5,200	193,648
Life Technologies Corp. (a)	11,280	366,374
Pharmaceutical Product Development, Inc.	4,080	96,778
Thermo Fisher Scientific, Inc. (a)	5,400	192,618
Life Sciences Tools & Services Total		1,183,365
Pharmaceuticals — 2.0%
Allergan, Inc.	6,850	327,156
Perrigo Co.	7,650	189,949
Pharmaceuticals Total		517,105
HEALTH CARE TOTAL		3,469,509
INDUSTRIALS — 16.0%
Aerospace & Defense — 1.9%
ITT Corp.	4,230	162,728
Precision Castparts Corp.	5,394	323,101
Aerospace & Defense Total		485,829
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	2,790	127,252
Air Freight & Logistics Total		127,252
Commercial Services & Supplies — 3.4%
Pitney Bowes, Inc.	4,079	95,244
Stericycle, Inc. (a)	10,370	494,960
Waste Connections, Inc. (a)	10,581	271,932
Commercial Services & Supplies Total		862,136
Construction & Engineering — 1.6%
Foster Wheeler AG (a)	7,910	138,188
Jacobs Engineering Group, Inc. (a)	3,010	116,366
Quanta Services, Inc. (a)	6,940	148,863
Construction & Engineering Total		403,417
Electrical Equipment — 1.5%
AMETEK, Inc.	5,670	177,301
Roper Industries, Inc.	4,940	209,703
Electrical Equipment Total		387,004
Machinery — 2.3%
Cummins, Inc.	4,100	104,345
Flowserve Corp.	2,600	145,912

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
Joy Global, Inc.	4,548	96,872
Pall Corp.	6,980	142,602
Wabtec Corp.	3,610	95,232
Machinery Total		584,963
Professional Services — 2.4%
Dun & Bradstreet Corp.	1,450	111,650
FTI Consulting, Inc. (a)	5,660	280,057
Huron Consulting Group, Inc. (a)	1,990	84,436
Robert Half International, Inc.	6,580	117,321
Professional Services Total		593,464
Road & Rail — 1.6%
Landstar System, Inc.	9,100	304,577
Old Dominion Freight Line, Inc. (a)	4,380	102,886
Road & Rail Total		407,463
Trading Companies & Distributors — 0.8%
Fastenal Co.	5,890	189,393
Trading Companies & Distributors Total		189,393
INDUSTRIALS TOTAL		4,040,921
INFORMATION TECHNOLOGY — 18.3%
Communications Equipment — 1.0%
Harris Corp.	3,260	94,345
Tandberg ASA	10,460	154,249
Communications Equipment Total		248,594
Computers & Peripherals — 1.1%
SanDisk Corp. (a)	11,630	147,119
Seagate Technology	21,150	127,112
Computers & Peripherals Total		274,231
Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc. (a)	8,280	127,264
Electronic Equipment, Instruments & Components Total		127,264
Internet Software & Services — 1.5%
Akamai Technologies, Inc. (a)	5,360	103,984
Equinix, Inc. (a)	3,139	176,255
VeriSign, Inc. (a)	4,860	91,708
Internet Software & Services Total		371,947
IT Services — 3.7%
Alliance Data Systems Corp. (a)	3,060	113,067
Fiserv, Inc. (a)	5,660	206,363
Hewitt Associates, Inc., Class A (a)	9,650	287,184
MasterCard, Inc., Class A	1,070	179,204

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
Paychex, Inc.	6,200	159,154
IT Services Total		944,972
Semiconductors & Semiconductor Equipment — 5.9%
Altera Corp.	15,650	274,657
Analog Devices, Inc.	15,295	294,735
Broadcom Corp., Class A (a)	8,120	162,238
International Rectifier Corp. (a)	13,650	184,412
Intersil Corp., Class A	10,590	121,785
Marvell Technology Group Ltd. (a)	14,200	130,072
Maxim Integrated Products, Inc.	7,440	98,282
MEMC Electronic Materials, Inc. (a)	6,360	104,876
Silicon Laboratories, Inc. (a)	4,590	121,176
Semiconductors & Semiconductor Equipment Total		1,492,233
Software — 4.6%
Activision Blizzard, Inc. (a)	12,924	135,185
BMC Software, Inc. (a)	6,540	215,820
Intuit, Inc. (a)	8,320	224,640
McAfee, Inc. (a)	7,090	237,515
Salesforce.com, Inc. (a)	4,940	161,686
Symantec Corp. (a)	12,500	186,750
Software Total		1,161,596
INFORMATION TECHNOLOGY TOTAL		4,620,837
MATERIALS — 6.5%
Chemicals — 4.6%
CF Industries Holdings, Inc.	5,010	356,361
Ecolab, Inc.	7,360	255,613
Intrepid Potash, Inc. (a)	6,597	121,715
Potash Corp. of Saskatchewan, Inc.	5,340	431,525
Chemicals Total		1,165,214
Metals & Mining — 1.9%
Agnico-Eagle Mines Ltd.	5,610	319,322
Freeport-McMoRan Copper & Gold, Inc.	3,865	147,295
Metals & Mining Total		466,617
TOTAL MATERIALS		1,631,831
TELECOMMUNICATION SERVICES — 3.5%
Wireless Telecommunication Services — 3.5%
American Tower Corp., Class A (a)	20,150	613,164

6

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — (continued)
Leap Wireless International, Inc. (a)	4,870	169,817
SBA Communications Corp., Class A (a)	4,150	96,695
Wireless Telecommunication Services Total		879,676
TOTAL TELECOMMUNICATION SERVICES		879,676
UTILITIES — 3.2%
Electric Utilities — 1.5%
ITC Holdings Corp.	3,529	153,935
PPL Corp.	8,320	238,867
Electric Utilities Total		392,802
Gas Utilities — 1.1%
Questar Corp.	9,430	277,525
Gas Utilities Total		277,525
Multi-Utilities — 0.6%
Xcel Energy, Inc.	7,820	145,687
Multi-Utilities Total		145,687
TOTAL UTILITIES		816,014

Total Common Stocks (cost of $27,063,631)		24,747,731

	Par ($)
Short-Term Obligation — 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.140%, collateralized by a U.S. Government Agency Obligation maturing 04/15/11, market value $230,328 (repurchase proceeds $225,001)	225,000	225,000

Total Short-Term Obligation (cost of $225,001)		225,000

7

Value ($)
Total Investments — 99.1% (cost of $27,288,631)(c)(d)	24,972,731

Other Assets & Liabilities, Net — 0.9%	233,989

Net Assets — 100.0%	25,206,720

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

8

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$24,593,482	$(420)
	Level 2 – Other Significant Observable Inputs	379,249	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$24,972,731	$(420)

*Other financial instruments consist of written option contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing
(b)	All or a portion of this security pledged as collateral for open written option contracts.
(c)	Cost for federal income tax purposes is $27,288,631.
(d)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,746,265	$(4,062,165)	$(2,315,900)

At March 31, 2009, the Fund held the following written put options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Best Buy Co., Inc.	$30	28	04/18/09	$2,716	$420
Total written put options
(proceeds $2,716)

For the three month period ended March 31, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2008	—	$—
Options written	28	2,716
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—
Options outstanding at March 31, 2009	28	$2,716

Acronym	Name

ADR	American Depositary Receipt

9

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 21, 2009